Schedule of income taxes statutory rates (Details) - CAD	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jan. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2016
Loss for the period	CAD (1,969,655)	CAD (428,814)	CAD (144,334)	CAD (489,132)	CAD (3,285,186)	CAD (489,132)	CAD (633,466)	CAD (132,733)	CAD (132,733)
Expected income tax (recovery) at statutory tax rates							(215,000)		(45,000)
Permanent differences							186,000		(4,000)
Valuation allowance							29,000		49,000
Income tax recovery							CAD 0		CAD 0